ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

14.                               ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2011	2012

Employee payroll and welfare payables	$9,306	$13,608
Other tax payable	7,084	7,663
Accrued professional, marketing and leasing fees	6,299	8,321
Other payables	5,455	9,430
Liability for advance payment of unvested options	2,917	1,465
Accrued advertising sales rebate	47	1,121
Total	$31,108	$41,608

In July 2010, seven executive officers and employees of the Group provided promissory notes to the Group in connection with their early exercise of their respective share options. The loans bore an interest rate of 5.4% and were to be due and payable at the earlier of such executive officer’s termination of employment with the Company or the first public filing of the Group’s registration statement. The loans were secured by the pledge of the ordinary shares which were issued upon the early exercise of the share options. The seven executive officers paid the entire amount under the promissory notes in April 2011. The balance of unvested share options as of December 31, 2012 was $1,465.